Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income (loss)	$ 687	$ (668)	$ 1,560
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	231	(35)	136
Comprehensive income (loss)	918	(703)	1,696
Comprehensive (income) loss attributable to non-controlling interest	(1)	38	(10)
Comprehensive income (loss) attributable to Highway Holdings Limited's shareholders	$ 917	$ (665)	$ 1,686